Investments - Obligation from acquisition (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Business combinations
Obligations due to investment acquisition	R$ 223,426
Obligations due to investment acquisition, current	129,198
Obligations due to investment acquisition, non-current	94,228
2023
Business combinations
Obligations due to investment acquisition	129,198
2024
Business combinations
Obligations due to investment acquisition	88,278
2025
Business combinations
Obligations due to investment acquisition	R$ 5,950